Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Parenthetical) (Details) $ in Millions	Dec. 31, 2020 USD ($)
Fair Value Disclosures [Abstract]
Marketable securities at fair value	$ 2.2